T. ROWE PRICE RETIREMENT 2050 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 94.0%
T. Rowe Price Funds:
Growth Stock Fund	1,509,555	6,465	156,230	17,058,397	1,606,389
Value Fund	1,266,092	61,185	27,925	39,809,375	1,446,275
Equity Index 500 Fund	558,835	203,821	65,069	8,417,675	784,527
Overseas Stock Fund	523,890	10,591	36,422	52,014,632	559,157
International Stock Fund	494,603	8,816	14,696	29,259,103	556,216
International Value Equity Fund	503,499	14,916	16,367	43,843,036	549,792
Emerging Markets Stock Fund	323,393	572	28,218	7,555,233	354,038
Mid-Cap Growth Fund	289,054	2,917	8,329	3,058,632	314,213
Mid-Cap Value Fund	246,129	3,561	8,904	10,070,005	272,595
New Horizons Fund(2)	221,040	290	26,605	2,753,240	220,314
Small-Cap Stock Fund(2)	170,501	6,191	4,925	3,605,493	192,642
Small-Cap Value Fund	146,782	2,017	5,312	3,708,319	161,089
Real Assets Fund	135,985	4,486	4,997	13,285,653	150,659
U. S. Large-Cap Core Fund	33,230	51,227	1,584	3,198,062	91,753
Emerging Markets Discovery Stock
Fund	2,795	19,258	540	1,845,217	21,866
Total Equity Mutual Funds (Cost $5,696,821)					7,281,525

BOND MUTUAL FUNDS 5.4%
T. Rowe Price Funds:
New Income Fund	186,850	10,844	6,444	19,697,120	195,592
International Bond Fund (USD
Hedged)	66,166	778	2,312	6,458,440	66,005
U. S. Treasury Long-Term Fund	60,963	742	2,119	3,847,378	58,634
Dynamic Global Bond Fund	50,328	578	5,585	4,688,588	45,901
High Yield Fund	28,239	543	4,951	3,882,818	25,083
Emerging Markets Bond Fund	22,695	397	3,949	1,894,519	21,219
Floating Rate Fund	11,834	187	3,583	951,014	8,845
Total Bond Mutual Funds (Cost $397,381)					421,279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
0.24% (3)	121,934	128,538	215,354	35,117,986	35,118
Total Short-Term Investments (Cost $35,118)					35,118

Total Investments in Securities 99.9%
(Cost $6,129,320)					$7,737,922
Other Assets Less Liabilities 0.1%					8,874
Net Assets 100.0%					$7,746,796

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 414 MSCI EAFE Index contracts	9/20	(39,332)	$(2,475)
Short, 250 Russell 2000 E-Mini Index contracts	9/20	(19,516)	(2,293)
Short, 565 S&P 500 E-Mini Index contracts	9/20	(98,844)	(11,139)
Long, 970 U. S. Treasury Notes ten year contracts	12/20	135,072	(198)
Net payments (receipts) of variation margin to date			16,888

Variation margin receivable (payable) on open futures contracts			$783

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$26	$580	$293
Emerging Markets Bond Fund	(238)	2,076	260
Emerging Markets Discovery
Stock Fund	82	353	—
Emerging Markets Stock Fund	2,165	58,291	—
Equity Index 500 Fund	8,702	86,940	3,089
Floating Rate Fund	(194)	407	111
Growth Stock Fund	67,028	246,599	—
High Yield Fund	(131)	1,252	383
International Bond Fund (USD
Hedged)	76	1,373	333
International Stock Fund	2,780	67,493	—
International Value Equity Fund	1,109	47,744	—
Mid-Cap Growth Fund	2,223	30,571	—
Mid-Cap Value Fund	106	31,809	—
New Horizons Fund	10,478	25,589	—
New Income Fund	267	4,342	1,390
Overseas Stock Fund	54	61,098	—
Real Assets Fund	515	15,185	—
Small-Cap Stock Fund	1,122	20,875	—
Small-Cap Value Fund	361	17,602	—
U. S. Large-Cap Core Fund	295	8,880	—
U. S. Treasury Long-Term Fund	382	(952)	288
Value Fund	6,949	146,923	—
U. S. Treasury Money Fund	—	—	35
Totals	$104,157#	$875,030	$6,182+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $6,182 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.